Line of Credit and Mortgage Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
6.	Line of Credit and Mortgage Payable
Line of Credit
On December 18, 2014, SCP entered into a two-year revolving Line of Credit Agreement with Bankwell Bank (the “Bank”) pursuant to which the Bank agreed to advance up to $5 million (the “Bankwell Credit Line”) against assignments of mortgages and other collateral requiring monthly payments of interest only. On December 30, 2015, the Bankwell Credit Line was amended to increase available borrowings to $7,000,000. On March 15, 2016, the Credit Line was amended again to increase available borrowings to $15,000,000. In connection with the Exchange, the Company assumed all of SCP’s obligations to Bankwell and entered into a new agreement with Bankwell, the material terms of which are substantially identical to the terms of the agreement between the SCP and Bankwell On June 30, 2017, the Bankwell Credit Line was amended to increase available borrowings to $20,000,000. The interest rate on the Bankwell Credit Line is variable at 4.5% in excess of the London Interbank Offered Rate (LIBOR), but in no event less than 5.50%, per annum, on the money in use. As of June 30, 2017, the interest rate on the Bankwell Credit line was 5.8%. The Bankwell Credit Line expires on June 30, 2019, at which time the entire unpaid principal balance and any accrued and unpaid interest shall become due. The Company has the option to extend the term of the loan for the sole purpose of repaying the principal balance over a thirty-six month period in equal monthly installments. The Bankwell Credit Line is secured by substantially all Company assets and is subject to borrowing base limitations and financial covenants including, maintaining a minimum fixed charge coverage ratio and maintaining minimum tangible net worth. In addition, among other things, provisions of the agreement prohibit Company merger, consolidation or disposal of assets or declaring and paying dividends in certain circumstances. JJV and each of the Company’s co-chief Executive Officers have, jointly and severally, guaranteed the Company’s obligations under the Bankwell Credit Line up to a maximum of $1,000,000 each. The co-chief Executive Officers are also required to maintain certain capital balances, and the Company is prohibited from ownership changes that would reduce their interests.
As of June 30, 2017, the outstanding amount under the Bankwell Credit Line was $12,161,380.
Mortgage Payable
The Company also has a mortgage payable to Bankwell Bank, collateralized by land and a building purchased by the Company to be used as its primary business location. The property is currently being renovated and the Company expects to move its operations to the new location in the fourth quarter of 2017. The original principal amount of the mortgage loan is $310,000 and bears interest at the rate of 4.52%. Interest and principal is payable in monthly installments of $1,975 commencing in February 2017. The entire outstanding principal balance of the mortgage loan and all accrued and unpaid interest thereon is due and payable in January 2022.
Principal payments on the mortgage payable are due as follows:
Year ending December 31,	2017	$8,933
	2018	10,176
	2019	10,645
	2020	11,136
	2021	11,650
	Thereafter	253,430
		$305,970

6.	Line of Credit and Mortgage Payable
Line of Credit
On December 18, 2014, the Company entered into a two-year revolving Line of Credit Agreement with Bankwell Bank (the “Bank”) pursuant to which the Bank agreed to advance up to $5 million (the “Bankwell Credit Line”) against assignments of mortgages and other collateral requiring monthly payments of interest only. On December 30, 2015, the Bankwell Credit Line was amended to increase available borrowings to $7,000,000. On March 15, 2016, the Credit Line was amended again to increase available borrowings to $15,000,000. The interest rate on the Bankwell Credit Line is variable at 3% in excess of the Wall Street Journal prime rate (3.75% at December 31, 2016), but in no event less than 6.25%, per annum, on the money in use. As of December 31, 2016, the interest rate on the Bankwell Credit line was 6.75%. The Bankwell Credit Line expires on March 15, 2018, at which time the entire unpaid principal balance and any accrued and unpaid interest shall become due. The Company has the option to extend the term of the loan for the sole purpose of repaying the principal balance over a thirty-six month period in equal monthly installments. The Bankwell Credit Line is secured by substantially all Company assets and is subject to borrowing base limitations and financial covenants including, maintaining a minimum fixed charge coverage ratio and maintaining minimum tangible net worth. In addition, among other things, provisions of the agreement prohibit Company merger, consolidation or disposal of assets or declaring and paying dividends in certain circumstances. Each of the Manager and its principals have, jointly and severally, guaranteed the Company’s obligations under the Bankwell Credit Line up to a maximum of $1,000,000 each. The Manager and its principals are also required to maintain certain capital balances, and the Company is prohibited from ownership changes that would reduce their interests. In connection with the Exchange, Sachem Capital Corp assumed all of the Company’s obligations to Bankwell and entered into a new agreement with Bankwell, the material terms of which are substantial identical to the terms of the agreement between the Company and Bankwell. (See Note 11 for additional details regarding the Exchange.)
Financing costs incurred for the Bankwell Credit Line were approximately $65,000 for the year ended December 31, 2016 and $12,000 for the year ended December 31, 2015. These costs are being amortized over the life of the Bankwell Credit Line, using the straight-line method. The amortization costs for the years ended December 31, 2016 and 2015 were $47,676 and $26,916, respectively.
At December 31, 2016 and 2015, the outstanding amount under the Bankwell Credit Line was $8,113,943 and $6,000,000, respectively.
Mortgage Payable
The Company also has a mortgage payable to Bankwell Bank, collateralized by its land and building. The original principal amount of the mortgage loan is $310,000 and bears interest at the rate of 4.52%. Interest and principal is payable in monthly installments of? $1,975 commencing in February 2017. The entire outstanding principal balance of the mortgage loan and all accrued and unpaid interest thereon is due and payable in January 2022.
Principal payments on the mortgage payable are due as follows:
Year ending December 31,	2017	$9,228
	2018	9,228
	2019	9,228
	2020	9,228
	2021	9,228
	Thereafter	263,860
		$310,000